Annual Total Returns[BarChart] - PIMCO Low Duration Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.71%	6.16%	0.10%	0.78%	0.67%	1.91%	1.84%	0.51%	4.46%	3.41%